DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS
Appropriations to general reserve as a percentage of profit after tax, minimum	10.00%
Percentage of general reserve fund if appropriation is not required	50.00%
Percentage of appropriation to statutory surplus fund	10.00%
Percentage of registered capital when appropriation is not required	50.00%
Restricted net assets of PRC subsidiaries	$ 19,505,000	$ 16,000,000
Restricted Net Assets, Percent Of Net Assets	14.20%	12.80%